Taxation - Summary of Reconciliation of Current Tax Credit at Standard Rate of UK Corporation Tax to Current Tax Credit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
U.K. corporation tax rate	19.00%	19.00%	19.00%